Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates [abstract]
Disclosure Of Investments In Associates Subsidaries And Joint Venture
21 Investments in joint ventures and associates

		Joint ventures		Associates

	2023	2022	2023	2022

On January 1	1,430	1,715	165	1,289

Additions	49	30	2,765	40

Disposals	-	(81)	(12)	(8)

Share in net income	196	289	103	4

Share in changes in equity (note 25.6)	(2)	(33)	(9)	3

Impairment losses	-	-	(25)	(9)

Dividend	(211)	(79)	(81)	(58)

Net exchange difference	(32)	(28)	-	(1)

Transfers to disposal groups	-	(382)	-	(1,096)

On December 31	1,430	1,430	2,906	165
The disposal of joint ventures in 2022 relates to the divestment of Aegon’s 50% stake in the Spanish insurance joint venture with Liberbank to Unicaja Banco, see note 42 Companies and businesses acquired and divested.

The joint ventures and associates are accounted for using the equity method and are considered to be non-current.
The investments in joint ventures and associates include interest in insurance companies that are required to maintain a minimum solvency margin based on local directives. Such restrictions can affect the ability of these joint ventures and associates to transfer funds in the form of cash dividends, or repayment of loans or advances, and therefore, there can be no assurance that these restrictions will not become a limitation in the future. See note 39 Commitments and contingencies for any commitments and contingencies related to investments in joint ventures. There are no unrecognized shares of losses in joint ventures and associates. The financial statements of the principal joint ventures and associates have the same reporting date as the Group. See note 43 Group companies for a listing of the investments in joint ventures and associates and the Group’s percentage holding.
Summarized financial information of joint ventures
The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investments in Santander Vida Seguros y Reaseguros S.A. (“Santander Spain Life”) and Aegon Industrial Fund Management Co.Ltd. (“AIFMC”) as material joint ventures and are therefore presented separately.

	Santander Spain Life			AIFMC	Other Joint ventures
	2023	2022	2023	2022	2023	2022

Summarized statement of financial position

Cash and cash equivalents	18	23	421	392	47	99

Other current assets	76	73	654	836	840	561

Total current assets	94	96	1,075	1,229	887	660

Non-current assets	1,056	1,068	-	200	6,234	5,325

Total assets	1,150	1,164	1,075	1,429	7,121	5,985

Other current liabilities	64	95	(149)	526	643	499

Total current liabilities	64	95	(149)	526	643	500

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	64	67

Other non-current liabilities	403	410	414	-	5,257	4,351

Total non-current financial liabilities	403	410	414	-	5,321	4,418

Total liabilities	467	506	265	526	5,964	4,918
Net assets	683	658	810	903	1,157	1,067

Summarized statement of comprehensive income

Revenue	482	265	478	644	2,586	2,267

Results from financial transactions	-	-	-	-	-	(2)

Depreciation and amortization	(32)	(30)	(5)	(4)	(27)	(28)

Interest income	4	1	10	9	117	103

Interest expense	-	-	-	-	(10)	(7)

Profit or loss	97	79	193	330	259	258

Income tax (expense) or income	(24)	(18)	(53)	(92)	(88)	(53)
Post-tax profit or (loss)	73	61	140	238	170	205

Other comprehensive income	9	(24)	-	-	32	(41)

Total comprehensive income	82	37	140	238	203	164

Dividends received	58	30	122	-	211	54

An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	Santander Spain Life			AIFMC	Other Joint ventures
	2023	2022	2023	2022	2023	2022

Net assets of joint venture as presented above	683	658	810	903	1,157	1,067

Net assets of joint venture excluding goodwill	603	578	809	902	1,030	972

Group share of net assets of joint venture, excluding goodwill	308	295	397	471	518	488

Goodwill on acquisition	80	80	1	1	128	95

Carrying amount	387	375	397	471	646	584
Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures.
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life			AIFMC	Other Joint ventures
	2023	2022	2023	2022	2023	2022

Post-tax profit or loss	37	31	69	116	90	105

Other comprehensive income	4	(12)	-	-	17	(21)

Total comprehensive income	42	19	69	116	107	84
Summarized financial information of associates
The summarized financial information of associates presented below is based on the Group’s relative holding.
The following tables reflect the condensed statement of financial position and income statement of Aegon’s material associate a.s.r. at 100%. a.s.r. is a listed company in the Netherlands in which Aegon holds a stake of
29,98
% as per December 31, 2023.
The income statement includes the a.s.r. results for the period July 4, 2023 to December 31, 2023.

a.s.r.

2023

Summarized statement of financial position

Investments	92,177

Derivatives	12,907

Other assets	45,673

Total assets	150,758

Insurance liabilities	99,475

Borrowings and subordinated liabilities	8,386

Derivatives	10,132

Other liabilities	23,467

Total liabilities	141,460

Non-controlling interest	35

Other equity instruments	974

Total other equity components	1,008

Net assets	8,289

a.s.r.

2023
Summarized statement of comprehensive income

Insurance revenues	4,944

Insurance service result	274

Profit or loss from continuing operations	450

Income tax expense or income	(103)

Post-tax profit or loss from continuing operations	347

Post-tax profit or loss from discontinued operations	-

Other comprehensive income - that may be recycled to profit or loss	17

Other comprehensive income - that will not be recycled to profit or loss	(58)

Total comprehensive income	306

Dividends received	68

Group share	29,98%

Group share of post-tax profit or loss	110

Group share of other comprehensive income	(12)

a.s.r.

2023

Net assets of a.s.r. as presented above	8,289

Net assets of a.s.r., excluding goodwill, fair value adjustments and other equity transactions	8,180

Group share of net assets of a.s.r., excluding goodwill, fair value adjustments and other equity transactions	2,453

Fair value adjustments	47

Goodwill on acquisition	117

Carrying amount of investment in a.s.r.	2,618
The following tables includes associates that Aegon considered immaterial.

	Other Associates
	2023	2022

Summarized statement of financial position

Current assets	309	105

Non-current assets	725	139

Total assets	1,034	244

Current liabilities	217	37

Non-current liabilities	17	45

Total current liabilities	235	82

Net assets	799	162

Summarized statement of comprehensive income

Post-tax profit or (loss)	(7)	(11)

Other comprehensive income	6	2

Total comprehensive income	(1)	(9)

Dividends received	11	28

Carrying amount	288	165